CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Cash flow from operating activities
Net income (loss)	$ (50,049)	¥ (324,209)	¥ 157,049	¥ 106,054
Adjustments to reconcile net income to net cash provided in operating activities:
Depreciation of property and equipment	1,576	10,209	8,653	7,847
Amortization of intangible assets	210	1,361	1,634	659
Deferred tax (benefit) expense	6,187	40,079	(23,931)	(97,133)
Share-based compensation	24,488	158,628	89,922	7,561
Loss (gain) on disposal of property and equipment	35	228	¥ (2)	¥ 518
Impairment loss on equity investment	772	5,000
Provision for bad debt	$ 3,064	¥ 19,848
Write-off of deferred offering expenses			¥ 3,241
Interest expense relating to convertible note				¥ 3,933
Changes in fair value of the derivative component of the convertible note				¥ 26,809
Changes in fair value of the structured deposit	$ (174)	¥ (1,124)	¥ 1,124
Loss from equity method investments	$ 63	¥ 407
Reimbursement of American Depositary Receipt ("ADR") program related expenses			¥ (2,648)
Accumulated deficit brought forward from acquired VIE	$ (15)	¥ (96)
Changes in operating assets and liabilities:
Accounts receivable	$ 7,883	¥ 51,062	¥ (11,923)	¥ (39,585)
Accounts receivable due from employees				225
Prepayments and other current assets	$ 21,251	¥ 137,652	¥ (42,511)	(25,616)
Deposits	1,367	8,854	(4,132)	(476)
Accrued expenses and other current liabilities	(6,656)	(43,114)	37,831	22,876
Accrued payroll and welfare payable	$ (2,454)	¥ (15,896)	¥ 17,622	2,604
Amount due to a related party				(8,520)
Long-term payables	$ 422	¥ 2,734	¥ 13,881	18,461
Income tax payable	(1,428)	(9,248)	4,743	2,953
Net cash generated from operating activities	6,542	42,375	250,553	29,170
Cash flows from investing activities
Acquisition of property and equipment	(1,577)	(10,214)	(15,469)	(9,111)
Acquisition of intangible assets	(137)	(885)	(1,719)	(416)
Acquisition of other non-current assets	(9,029)	(58,487)	(24,114)	(2,738)
Restricted cash	320	2,070	¥ 2,481	¥ (3,941)
Cash paid for business combination, net of cash	(14,388)	(93,201)
Cash paid for short-term investments	(6,857)	(44,416)	¥ (71,306)
Cash paid for time deposits	(320,773)	(2,077,901)	(580,444)	¥ (121,085)
Cash received from return of time deposits	199,249	1,290,692	¥ 294,818
Cash received from return of short-term investments	$ 10,834	¥ 70,182
Change in amounts due from related parties				¥ 188,242
Proceeds from disposal of property and equipment	$ 15	¥ 97	¥ 9	1,014
Net cash generated from (used in) investing activities	(142,343)	(922,063)	(395,744)	51,965
Cash flows from financing activities
Proceeds from short-term bank borrowings	26,861	174,000	1,000	201,290
Repayment of short-term bank borrowings	(26,861)	(174,000)	(13,802)	(188,488)
Cash received from release of restricted cash	29,460	190,839	¥ 56,512	(56,512)
Cash paid for restricted cash	(29,460)	(190,839)		122,584
Proceeds from the exercise of share options	2,798	18,126	¥ 48,788	3,263
Proceeds from the private placement	$ 114,099	¥ 739,108		91,994
Proceeds from the initial public offering ("IPO"), net of issuance costs				¥ 456,835
Repurchase of ordinary shares	$ (1,354)	¥ (8,773)
Payment of dividends				¥ (194,526)
Reimbursement of ADR program related expenses			¥ 3,161
Payment for public offering expenses			(10,737)
Net cash generated from financing activities	$ 115,543	¥ 748,461	84,922	¥ 436,440
Effect of exchange rate changes on cash and cash equivalents	7,152	46,328	1,507	(4,812)
Net increase (decrease) in cash and cash equivalents	(13,106)	(84,899)	(58,762)	512,763
Cash and cash equivalents at beginning of the year	74,957	485,556	544,318	31,555
Cash and cash equivalents at end of the year	61,851	400,657	485,556	544,318
Supplemental disclosures of cash flow information:
Income tax paid	$ (1,457)	¥ (9,439)	(15,836)	(2,363)
Interest paid			(356)	(694)
Interest received	$ 2,377	¥ 15,400	¥ 10,568	¥ 1,750